Leases - Summary of Maturity Analysis, Contractual Undiscounted Cash Flows (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
2024	$ 519,033
2025	510,260
2026	480,398
2027	491,288
2028	287,143
2029 and thereafter	673,107
Total lease liabilities payments	2,961,229
Less: Imputed interest	(603,721)
Total operating lease liabilities	$ 2,357,508	$ 2,705,119